Fair value measurement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments at fair value with readily determinable fair value	¥ 331,475
Equity Method Investment, Other than Temporary Impairment			¥ 0		$ 114,789
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments with variable interest rates	1,427,346		1,972,277
Investment security			88,933
Equity investments at fair value with readily determinable fair value	331,475
Total	1,758,821		2,061,210
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments with variable interest rates	0		0
Investment security			88,933
Equity investments at fair value with readily determinable fair value	331,475
Total	331,475		88,933
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments with variable interest rates	1,427,346		1,972,277
Investment security			0
Equity investments at fair value with readily determinable fair value	0
Total	1,427,346		1,972,277
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments with variable interest rates	0		0
Investment security			0
Equity investments at fair value with readily determinable fair value	0
Equity Method Investment, Other than Temporary Impairment	20,450	$ 2,974	1,900	¥ 0
Total	¥ 0		¥ 0